Defined Benefit Pension Plans Amounts in Accumulated Other Comprehensive Income (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Net actuarial gain	$ (3,750)	$ (3,108)
Net prior service cost	1,131	1,206
Amount included in accumulated other comprehensive income	$ (2,619)	$ (1,902)